FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Derivative Financial Instruments - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative asset
Derivative asset, current	$ 5,668	$ 2,790
Derivative liability
Derivative liability, current	143,200	15,136
Derivative liability, noncurrent	7,098
Equity Swaps
Derivative liability
Derivative liability, current	969	2,839
Commodity Contracts | Oil
Derivative asset
Derivative asset, current	1,771
Derivative liability
Derivative liability, current	141,364	12,297
Derivative liability, noncurrent	7,098
Commodity Contracts | Gas
Derivative asset
Derivative asset, current	3,897	$ 2,790
Derivative liability
Derivative liability, current	$ 867